Supplement dated June 22, 2022
to the Prospectus of Ameriprise Certificates
(April 27, 2022) S-6000 AV (4/22)
This Supplement supersedes the Supplement dated May 18, 2022.
For Ameriprise Stock Market Certificate: Effective for sales on or after June 22, 2022, with the first term beginning on or after June 29, 2022, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 2.25% to 3.25% for the 1 year term, 5.75% to 6.75% for the 2 year term and 10.00% to 11.00% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.30% to 1.30% for the 1 year term, within the range of 1.00% to 2.00% for the 2 year term and within the range of 2.00% to 3.00% for the 3 year term.
The rest of the information on page 3 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after May 18, 2022, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 130 basis points (1.30%) above to 230 basis points (2.30%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 165 basis points (1.65%) above to 265 basis points (2.65%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 180 basis points (1.80%) above to 280 basis points (2.80%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 130 basis points (1.30%) above to 230 basis points (2.30%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 150 basis points (1.50%) above to 250 basis points (2.50%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 170 basis points (1.70%) above to 270 basis points (2.70%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 185 basis points (1.85%) above to 285 basis points (2.85%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 0.15%, our rate in effect for the following week for investment amounts less than $100,000 would be between 1.25% and 2.25% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 170 basis points (1.70%) above to 270 basis points (2.70) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 190 basis points (1.90%) above to 290 basis points (2.90%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 205 basis points (2.05%) above to 305 basis points (3.05%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 12-month CDs.
S-6000-49 A (6/22)

19 months	Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 175 basis points (1.75%) above to 275 basis points (2.75%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 195 basis points (1.95%) above to 295 basis points (2.95%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 210 basis points (2.10%) above to 310 basis points (3.10%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
This Supplement should be retained for future reference.
S-6000-49 A (6/22)